Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The following summarizes the income tax provision (benefit):

	For The Years Ended March 31,
	2014	2013
Federal
Current	$—	$—
Deferred	(1,031,000)	(177,000)
State and local
Current	—	—
Deferred	(182,000)	(26,000)
	(1,213,000)	(203,000)
Change in valuation allowance	1,213,000	203,000
Income tax provision (benefit)	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The Company has the following net deferred tax assets:

	For The Years Ended March 31,
	2014	2013
Expected federal statutory rate	(34.0)%	(34.0)%
State tax rate, net of federal benefit	(6.0)%	(4.8)%
Change in effective state tax rate	(0.3)%	0.0%
Other permanent	1.3%	0.0%
Change in valuation allowance	39.0%	38.8%
Income tax provision (benefit)	0.0%	0.0%

Schedule Of Reconciliation Of The Statutory Federal Income Tax Rate To The Company’s effective Tax Rate [Table Text Block]
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	March 31,
	2014	2013
Net operating loss carryforwards	$1,427,000	$214,000
Valuation allowance	(1,427,000)	(214,000)
Net deferred tax assets	$—	$—